BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Communications - 2.4%
Entertainment Content - 2.4%
Vivendi S.A. (a)	34,370	$ 1,030,642

Consumer Discretionary - 6.7%
Apparel & Textile Products - 2.8%
LVMH Moet Hennessy Louis Vuitton SE (a)	2,103	1,208,284

Leisure Facilities & Services - 1.6%
Starbucks Corporation	7,090	694,962

Retail - Discretionary - 2.3%
Home Depot, Inc. (The)	3,640	1,009,772

Consumer Staples - 15.2%
Beverages - 11.2%
Anheuser-Busch InBev S.A./N.V. - ADR	17,866	1,191,305
Coca-Cola Company (The)	27,825	1,435,770
Coca-Cola European Partners plc	23,650	1,056,682
Diageo plc - ADR	7,671	1,188,621
		4,872,378
Food - 1.7%
Nestlé S.A. - ADR	6,860	762,009

Household Products - 2.3%
Unilever plc - ADR	16,320	996,499

Energy - 5.0%
Oil & Gas Producers - 5.0%
Chevron Corporation	11,480	1,000,826
Kinder Morgan, Inc.	82,315	1,183,690
		2,184,516
Financials - 13.5%
Banking - 4.7%
JPMorgan Chase & Company	17,508	2,063,843

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Financials - 13.5% (Continued)
Institutional Financial Services - 2.8%
Morgan Stanley	19,800	$ 1,224,234

Insurance - 2.6%
Allianz SE (a)	4,744	1,112,226

Specialty Finance - 3.4%
American Express Company	12,370	1,466,958

Health Care - 22.4%
Biotech & Pharma - 11.9%
Amgen, Inc.	2,715	602,839
Johnson & Johnson	9,222	1,334,239
Novartis AG - ADR	14,370	1,305,227
Novo Nordisk A/S - ADR	11,500	771,995
Sanofi - ADR	23,980	1,203,796
		5,218,096
Medical Equipment & Devices - 10.5%
Abbott Laboratories	8,240	891,733
EssilorLuxottica S.A. (a) (b)	7,820	1,130,744
Koninklijke Philips N.V.	18,969	977,283
Medtronic plc	13,770	1,565,649
		4,565,409
Industrials - 8.0%
Aerospace & Defense - 2.2%
Raytheon Technologies Corporation	13,300	953,876

Electrical Equipment - 1.6%
Carrier Global Corporation	18,950	721,427

Transportation & Logistics - 4.2%
Deutsche Post AG (a)	26,850	1,295,550
Union Pacific Corporation	2,650	540,812
		1,836,362

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Materials - 3.6%
Chemicals - 3.6%
Air Liquide S.A. (a)	5,487	$ 896,932
Dow, Inc.	12,715	674,022
		1,570,954
Real Estate - 2.0%
REITS - 2.0%
Crown Castle International Corporation	5,165	865,499

Technology - 19.2%
Semiconductors - 13.4%
Broadcom, Inc.	2,945	1,182,653
QUALCOMM, Inc.	10,759	1,583,402
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	12,170	1,180,733
Texas Instruments, Inc.	7,000	1,128,750
Tokyo Electron Ltd. - ADR	9,100	770,770
		5,846,308
Software - 3.9%
Microsoft Corporation	8,000	1,712,560

Technology Services - 1.9%
International Business Machines Corporation	6,600	815,232

Total Common Stocks (Cost $32,127,059)		$ 42,732,046

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.9%	Shares	Value
First American Government Obligations Fund - Class Z, 0.03% (c) (Cost $825,393)	825,393	$ 825,393

Investments at Value - 99.9% (Cost $32,952,452)		$ 43,557,439

Other Assets in Excess of Liabilities - 0.1%		27,226

Net Assets - 100.0%		$ 43,584,665

ADR	- American Depositary Receipt.

(a)	Level 2 security (Note 2).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of November 30, 2020.

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
November 30, 2020 (Unaudited)

Country	Value	% of Net Assets
United States	$ 23,087,099	53 .0%
France	5,470,398	12 .6%
United Kingdom	3,241,802	7 .4%
Germany	2,407,776	5 .5%
Switzerland	2,067,236	4 .7%
Ireland	1,565,649	3 .6%
Belgium	1,191,305	2 .7%
Taiwan Province of China	1,180,733	2 .7%
Netherlands	977,283	2 .2%
Denmark	771,995	1 .8%
Japan	770,770	1 .8%
	$ 42,732,046	98 .0%

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2020 (Unaudited)

1. Securities Valuation

Blue Current Global Dividend Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sales price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds, if any, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs

  Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of November 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 36,057,668	$ 6,674,378	$ -	$ 42,732,046
Money Market Funds	825,393	-	-	825,393
Total	$ 36,883,061	$ 6,674,378	$ -	$ 43,557,439

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period November 30, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2020:

Tax cost of portfolio of investments	$ 33,226,400
Gross unrealized appreciation	$ 11,097,100
Gross unrealized depreciation	(766,061)
Net unrealized appreciation	$ 10,331,039

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

4. Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals, or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage by market analysts than U.S. companies and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.